[Logo] FORUM
FINANCIAL GROUP

                                             April 28, 2003

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.

Washington, D.C. 20549

         RE:      Monarch Funds
                  File Nos. 33-49570: 811-6742

Ladies and Gentlemen:

     On behalf of Monarch Funds, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectuses with respect to Preferred Shares, Universal Shares, Institutional Service Shares, and Investor Shares of Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund dated April 23, 2003, Institutional Shares of Daily Assets Cash Fund and Daily Assets Government Fund dated April 23, 2003, and the Statement of Additional Information with respect to Preferred Shares, Universal Shares, Institutional Service Shares, and Investor Shares of Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund dated April 23, 2003, and Institutional Shares of Daily Assets Government Fund and Daily Assets Cash Fund dated April 23, 2003, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the amendment to the Registration Statement of the Registrant. The amendment to the Registration Statement of the Trust was filed electronically by EDGAR on April 23, 2003, accession number 0001004402-03-000257.

     If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6228.

                                            Sincerely,

                                            /s/ Patrick J. Keniston

                                            Patrick J. Keniston
                                            Forum Administrative Services

Enclosure

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